CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 88,575	$ 55,942
Restricted cash	5,993	3,660
Accounts receivable, net of allowance for credit losses	695	1,625
Amounts due from related party		2,730
Inventories	14,260	11,997
Prepaid expenses and other current assets	6,452	7,947
Total current assets	115,975	83,901
Property and equipment, net	2,946	3,312
Intangible assets, net	5,630	8,232
Goodwill	28,177	30,440
Operating lease right-of-use assets	10,874	11,584
Long-term rental deposits	1,211	1,218
Long-term investment		56,383
Other non-current assets		296
TOTAL ASSETS	164,813	195,366
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $nil and $nil as of December 31, 2021 and 2022, respectively)	26,518	23,535
Advance from customers	32,241	24,789
Operating lease liabilities	4,993	3,784
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $490 and $nil as of December 31, 2021 and 2022, respectively)	90,357	57,819
Total current liabilities	154,109	109,927
Operating lease liabilities	6,576	7,864
Long-term payable	34	78
Deferred tax liabilities	111	517
Unrecognized tax benefits	107	13,101
TOTAL LIABILITIES	160,937	131,487
EQUITY
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 244,895,045 and 244,895,045 shares issued as of December 31, 2021 and 2022 respectively; 226,080,381 and 226,569,381 shares outstanding as of December 31, 2021 and 2022, respectively)	17	17
Additional paid-in capital	282,722	282,382
Treasury shares ( 18,588,418 and 18,311,418 shares as of December 31, 2021 and 2022, respectively)	(28,615)	(29,309)
Accumulated other comprehensive income / (loss)	(1,024)	2,737
Accumulated deficit	(249,224)	(192,072)
Non-controlling interests		124
TOTAL EQUITY	3,876	63,879
TOTAL LIABILITIES AND EQUITY	$ 164,813	$ 195,366